STOCK-BASED COMPENSATION	12 Months Ended
Jun. 27, 2012
STOCK-BASED COMPENSATION

11. STOCK-BASED COMPENSATION

Our shareholders approved stock-based compensation plans including the Stock Option and Incentive Plan and the Stock Option and Incentive Plan for Non-Employee Directors and Consultants (collectively, the “Plans”). The total number of shares authorized for issuance to employees and non-employee directors and consultants under the Plans is currently 35.3 million. The Plans provide for grants of options to purchase our common stock, restricted stock, restricted stock units, performance shares and stock appreciation rights.

(a) Stock Options

Expense related to stock options issued to eligible employees under the Plans is recognized using a graded-vesting schedule over the vesting period or to the date on which retirement eligibility is achieved, if shorter. Stock options generally vest over a period of 1 to 4 years and have contractual terms to exercise of 8 to 10 years. Full or partial vesting of awards may occur upon a change in control (as defined in the Plans), or upon an employee’s death, disability or involuntary termination.

Transactions during fiscal 2012 were as follows (in thousands, except option prices):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at June 29, 2011	6,137	$21.77
Granted	554	24.35
Exercised	(2,027)	21.42
Forfeited or canceled	(310)	24.51

Options outstanding at June 27, 2012	4,354	$22.07	3.7	$36,625

Options exercisable at June 27, 2012	2,981	$22.69	2.4	$23,209

At June 27, 2012, unrecognized compensation expense related to stock options totaled approximately $4.2 million and will be recognized over a weighted average period of 2.0 years. The intrinsic value of options exercised totaled approximately $12.6 million, $5.5 million and $0.7 million during fiscal 2012, 2011 and 2010, respectively. The tax benefit realized on options exercised totaled approximately $4.8 million, $2.1 million and $0.3 million during fiscal 2012, 2011 and 2010, respectively.

(b) Restricted Share Awards

Restricted share awards consist of performance shares, restricted stock and restricted stock units. Performance shares and most restricted stock units issued to eligible employees under the Plans generally vest in full on the third anniversary of the date of grant, while restricted stock units issued to eligible employees under our career equity plan generally vest upon each employee’s retirement from the Company. Expense is recognized ratably over the vesting period, or to the date on which retirement eligibility is achieved, if shorter. Restricted stock and restricted stock units issued to non-employee directors under the Plans generally vest in full on the fourth anniversary of the date of grant or upon each director’s retirement from the Board and are expensed when granted. Full or partial vesting of awards may occur upon a change in control (as defined in the Plans), or upon an employee’s death, disability or involuntary termination.

Transactions during fiscal 2012 were as follows (in thousands, except fair values):

	Number of Restricted Share Awards	Weighted Average Fair Value Per Award
Restricted share awards outstanding at June 29, 2011	2,342	$14.03
Granted	665	20.12
Vested	(648)	17.12
Forfeited	(142)	15.45

Restricted share awards outstanding at June 27, 2012	2,217	$14.86

At June 27, 2012, unrecognized compensation expense related to restricted share awards totaled approximately $9.7 million and will be recognized over a weighted average period of 2.4 years. The fair value of shares that vested during fiscal 2012, 2011, and 2010 totaled approximately $11.5 million, $7.5 million and $9.6 million, respectively.